SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Accounting	Basis of Accounting: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Use of Estimates
Use of Estimates: Preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Foreign Currency Translation
Foreign Currency Translation: The functional currency of NAT is the United States (“U.S.”) dollar as all revenues are received in U.S. dollars and the majority of the expenditures are incurred and paid in U.S. dollars. NAT’s reporting currency is also the U.S. dollar. Transactions in foreign currencies during the year are translated into U.S dollars at the rates of exchange in effect at the date of the transaction. The subsidiary of Orion Tankers Ltd, Orion Tankers AS, and the European branch of Scandic American Shipping Ltd, both have Norwegian Kroners as their functional currency. The financial statements of these entities are translated as part of the consolidation of the Group.

Revenue and Expense Recognition
Revenue and Expense Recognition: Revenues and expenses are recognized on the accruals basis. Revenues are generated from spot charters.

Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Based on the terms of the customer agreement, a voyage is deemed to commence upon the completion of discharge of the vessel’s previous cargo and is deemed to end upon the completion of discharge of the current cargo. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Spot Charters: Revenues and voyage expenses of the vessels operating on spot charters are tankers typically chartered for a single voyage which may last up to several weeks. Revenue is generated from freight billing, as the Company is responsible for paying voyage expenses and the charterer is responsible for any delay at the loading or discharging ports. When the Company’s tankers are operating on spot charters the vessels are traded fully at the risk and reward of the Company. For vessels operating in the spot market other than through the pool (described below under “Cooperative arrangement”), the vessels will be operated by the pool manager. Under this type of employment, the vessel’s revenues are not included in the profit sharing of the participating vessels in the pool. The Company considers it appropriate to present the gross amount earned revenue from the spot charter, showing voyage expenses related to the voyage separately in the statements of operations.

Cooperative Arrangement: Revenues and voyage expenses of the vessels operating in pool arrangements, through cooperative arrangements, are combined and the resulting net pool revenues, calculated on a time charter equivalent basis, are allocated to pool participants according to an agreed formula. Formulas used to allocate net revenues vary among different cooperative arrangements, but generally, revenues are allocated to participants on the basis of the number of days a vessel operates with weighting adjustments made to reflect each vessels’ differing capacities and performance capabilities. The same revenue and expense principles stated above are applied in determining the pool’s net pool revenues.  The manager of the cooperative agreements is responsible for collecting voyage revenue, paying voyage expenses and distributing net pool revenues to the owners of the participating vessels.

Until November 5, 2012 the Company’s net voyage revenues were generated from cooperative agreements with other vessels that are not owned by the Company. The Company considers it appropriate to record the net voyage revenues, in which the Company is not regarded as the principal of its vessels’ activities based on the net method. The Company accounts for the net revenues allocated by these cooperative agreements as “Voyage Revenue” in its statements of operations.

Orion was established as equally owned by the Company and Frontline Ltd. (“Frontline”). On November 5, 2012, Frontline completed the withdrawal of its nine Suezmax tankers from the cooperative agreements, following which the Orion Tankers pool consists of 20 Suezmax vessels, all owned by the Company. The Company considers it appropriate to present the gross amount of earned revenue from the cooperative agreements from November 5, 2012, showing voyage expenses related to the voyage separately in the statements of operations.

When in the cooperative arrangements described above a vessel which did not temporarily comply with the pool requirements, the vessel will continue to be operated in the spot market by the pool manager, as described above under “Spot Charters.”

Vessel Operating Expenses
Vessel Operating Expenses: Vessel operating expenses include crewing, repair and maintenance, insurance, stores, lubricants, management fee, communication expenses and tonnage tax. These expenses are recognized when incurred.

Consolidation
Consolidation: Entities in which NAT has controlling financial interest are consolidated in accordance with Accounting Standard Codification (“ASC”) Topic 810, “Consolidation”. Subsidiaries are consolidated from the date on which control is obtained. The subsidiaries’ accounting policies are in conformity with U.S. GAAP.

Cash and Cash Equivalents	Cash and Cash Equivalents: Cash and cash equivalents consist of highly liquid investments such as time deposits with original maturities of three months or less.
Marketable Securities
Marketable Securities:  Marketable equity securities held by the Company are considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses, are recorded as a separate component of other comprehensive income in equity unless the securities are considered to be other than temporarily impaired, in which case unrealized losses are recorded in the statement of operations. Dividends received on available-for-sale securities are recognized in the statement of operations as other financial income.

Accounts Receivable
Accounts Receivable: Accounts and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectable, they are charged against income when that determination is made.

Inventories	Inventories: Inventories, which are comprised of bunker fuel and lubrication oil, are stated at the lower of cost or market. Cost is determined on a first-in, first-out (“FIFO”) basis.
Vessels, Net
Vessels, Net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct expenses incurred upon acquisition (including improvements, on site supervision expenses incurred during the construction period, commissions paid, delivery expenses and other expenditures to prepare the vessel for its initial voyage) less accumulated depreciation. Financing costs incurred during the construction period of the vessels are also capitalized and included in vessels’ cost based on the weighted-average method. Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessel. Depreciation is calculated based on cost less estimated residual value, and is provided over the estimated useful life of the related assets using the straight-line method. The estimated useful life of a vessel is 25 years from the date the vessel is delivered from the shipyard. Repairs and maintenance are expensed as incurred.

Impairment of Vessels
Impairment of Vessels:
The Company reviews for impairment long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on an asset by asset basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. The impairment loss is determined by the difference between the carrying amount of the asset and fair value (calculated based on estimated discounted operating cashflow). In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to charter rates, fleet utilization, operating expenses, capital expenditures, residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The estimated net operating cash flows are determined by considering an estimated daily time charter equivalent for the remaining operating days. The Company estimates the daily time charter equivalent for the remaining operating days based on the most recent fifteen year historical average for similar vessels and utilizing available market data for spot market rates over the remaining estimated life of the vessel, assumed to be 25 years from the delivery of the vessel from the shipyard, net of brokerage commissions, expected outflows for vessels’ maintenance and vessel operating expenses (including planned drydocking expenditures). The salvage value used in the impairment test is estimated to be $9.7 million per vessel. If the Company’s estimate of undiscounted future cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down, by recording a charge to operations, to the vessel’s fair value if the fair value is lower than the vessel’s carrying value. Although the Company believes that the assumptions used to evaluate potential impairment are reasonable and appropriate, such assumptions are subjective. There can be no assurance as to how long charter rates and vessel values will remain at their currently low levels or whether they will improve by any significant degree. In 2012, the Company recognized impairment charges on one vessel using an individual approach. There was no impairment on vessels in 2014 and 2013.

Drydocking
Drydocking: The Company’s vessels are required to be drydocked approximately every 30 to 60 months. The Company capitalizes a substantial portion of the costs incurred during drydocking and amortizes those costs on a straight-line basis from the completion of a drydocking or intermediate survey to the estimated completion of the next drydocking. Consistent with prior periods, drydocking costs include a variety of costs incurred while vessels are placed within drydock, including expenses related to the dock preparation and port expenses at the drydock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. The Company includes in capitalized drydocking those costs incurred as part of the drydock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during drydocking, and for annual class survey costs. Ballast tank improvements are capitalized and amortized on a straight-line basis over a period of eight years. The capitalized and unamortized drydocking costs are included in the book value of the vessels. Amortization expense of the drydocking costs is included in depreciation expense.

Investments in Equity Method Investees
Investments in Equity Method Investees: Investments in other entities where the Company has a “significant influence” in accordance with U.S. GAAP are accounted for using the equity method of accounting. Under the equity method of accounting, the investment is stated at initial cost and is adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investment in equity method investees for impairment when events or circumstances indicate that the carrying value of the investment may have experienced an other than temporary decline in value below its carrying value. If the estimated fair value is less than the carrying value and is considered an other than temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in net income (loss).

Investments in securities
Investment in Securities: Investment in securities in other entities where the Company does not have a “significant influence” is accounted for as available for sale when the securities have readily determinable fair values. Such investments are adjusted to fair value each reporting period, with the unrealized gain or loss being accounted in “Other Comprehensive Income” in the Balance Sheet. Gains and losses are recorded in the net income (loss) when securities are sold. Unrealized loss which is considered as an other than temporary decline is recorded in net income (loss).

Business combinations
Business combinations: The Company uses the acquisition method of accounting, which requires an acquirer in a business combination to recognize the assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree at their fair values at the acquisition date. The costs of the acquisition and any related restructuring costs are to be recognized separately in the Consolidated Statements of Operations. The acquired company's operating results are included in the Company's consolidated financial statements starting on the date of acquisition.

The purchase price is equivalent to the fair value of the consideration transferred and liabilities incurred. Tangible and identifiable intangible assets acquired and liabilities assumed as of the date of acquisition are recorded at the acquisition date fair value. Goodwill is recognized for the excess of purchase price over the net fair value of assets acquired and liabilities assumed.

Goodwill
Goodwill: Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of the reporting unit, unless there is a readily determinable fair market value.

Deferred Compensation Liability
Deferred Compensation Liability: The Company has two individual deferred compensation agreements with the Company’s CEO and CFO & EVP. The deferred compensation liabilities are denominated in Norwegian currency. The liabilities are accounted for on an accrual basis using actuarial calculations. Any currency translation adjustments as well as actuarial gains and losses are recognized in general and administration expenses as incurred.

Defined Benefit Plan
Defined Benefit Plan:
The employees of the subsidiaries have defined benefit pension plans. The Company accrues the costs and related obligations associated with its defined benefit pension plans based on actuarial computations using the projected benefits obligation method and management’s best estimates of expected plan investment performance, salary escalation, and other relevant factors. For the purpose of calculating the expected return on plan assets, those assets are valued at fair value. The overfunded or underfunded status of the defined benefit pension plans are recognized as assets or liabilities in the consolidated balance sheet. The Company recognizes as a component of other comprehensive loss, the gains or losses that arise during a period but that are not recognized as part of net periodic benefit costs

Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss): The Company follows the guidance in ASC Topic 220, “Comprehensive Income” which requires separate presentation of certain transactions that are recorded directly as components of shareholders’ equity.

Segment Information	Segment Information: The Company has identified only one operating segment. The Company has only one type of vessel – Suezmax crude oil tankers.
Geographical Segment	Geographical Segment: The Company does not provide a geographical analysis because the Company’s business is global in nature and the location of its vessels continually changes.
Fair Value of Financial Instruments
Fair Value of Financial Instruments: The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short-term nature of these instruments. For further information on fair value of financial instruments please see Note 17.

Deferred Financing Costs
Deferred Financing Costs: Finance costs, including fees, commissions and legal expenses, which are recorded in the Balance Sheet are deferred and amortized on a straight-line basis over the term of the debt agreement. Using the straight line basis is not materially different than using the interest method Amortization of finance costs are included in “Interest Expense” in the Statement of Operations.

Stock-Based Payments
Stock-Based Payments:
Share-Based Compensation:  The compensation costs for all of the Company’s stock-based compensation awards are based on the fair value method. As of December 31, 2014 the Company does not have any stock based compensation.

Restricted Shares to Employees and Non-Employees: The fair value of restricted shares is estimated based on the market price of the Company’s shares. The fair value of unvested restricted shares granted to employees is measured at grant date and the Company records the compensation expense for such awards over the requisite service period. The fair value of unvested restricted shares granted to non-employees is measured at fair value at each reporting date and the Company records the compensation expense for such awards over the period the service is rendered by the non-employee.

Restricted Shares to Manager: Restricted shares issued to the Manager are non-forfeitable and vest immediately. Accordingly, the compensation expense for each of the respective issuances was measured at fair value on the date the award was issued, or the grant date, and expensed immediately as performance was deemed to be complete. The fair value was determined using the Company’s stock price on the date of grant.

The agreement which gave the Manager the right to be issued restricted shares was terminated when the Manager was acquired in January 2013.

Income Taxes
Income Taxes:  The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income taxes.

The Group includes two wholly-owned subsidiaries in Norway which are subject to income tax in their jurisdictions at 28 % of their taxable profit. The income tax incurred in Norway for the year ended December 31, 2014 and 2013 was $47,000 and $65,000, respectively.

Concentrations
Concentrations:
Fair value: The Company operates in the shipping industry which historically has been cyclical with corresponding volatility in profitability and vessel values. Vessel values are strongly influenced by charter rates which in turn are influenced by the level and pattern of global economic growth and the world-wide supply and demand for vessels. The spot market for tankers is highly competitive and charter rates are subject to significant fluctuations. Dependence on the spot market may result in lower utilization. Each of the aforementioned factors is an important consideration associated with the Company’s assessment of whether the carrying amounts of its own vessels are recoverable.

Credit risk: Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The fair value of the financial instrument approximates the net book value. The Company maintains its cash with financial institutions it believes are reputable. The terms of these deposits are on demand to minimize risk. The Company has not experienced any losses related to these cash deposits and believes it is not exposed to any significant credit risk. However, due to the current financial crisis the maximum credit risk the Company would be exposed to is a total loss of outstanding cash and cash equivalents and accounts receivable. See Note 4 for further information.

Accounts receivable, net, consists of uncollateralized receivables from international customers engaged in the international shipping industry. The Company routinely assesses the financial strength of its customers. Accounts receivable are presented net of allowances for doubtful accounts. If amounts become uncollectible, they will be charged to operations when that determination is made. For the years ended December 31, 2014 and 2013, the Company did not record an allowance for doubtful accounts.

Interest risk: The Company is exposed to interest rate risk for its debt borrowed under the Credit Facility. In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Company has no such outstanding derivatives at December 31, 2014 and 2013, and has not entered into any such arrangements during 2014, 2013 or 2012.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:
In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Costumers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. The ASU will be effective for the first interim period beginning after December 15, 2016 and early adoption is not permitted. The Company is in the process of evaluating the impact of this standard, if any, on its consolidated statements and related disclosures.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance regarding management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The standard is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early adoption is permitted for annual or interim reporting periods for which the financial statements have not previously been issued. The Company is not planning to early adopt, and the adoption is not expected to have material impact on the consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which provides new authoritative guidance regarding whether reporting entities should consolidate certain legal entities. The standard is effective for annual periods beginning after December 15, 2015 and interim periods within annual periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. A reporting entity also may apply the amendments retrospectively. The Company is not planning to early adopt, and the adoption is not expected to have material impact on the consolidated financial statements